Supplemental Cash Flow Information (Non-Cash Investing Activities) (Details) (USD $) In Thousands	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Supplemental Cash Flow Information
Retirement of fully depreciated assets	$ 60,175	$ 45,854	$ 46,382